Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Australia — 6.5%
ANZ Group Holdings Ltd.	13,506	$247,282
APA Group	6,670	33,042
Aristocrat Leisure Ltd.	2,631	106,406
ASX Ltd.	903	37,008
BHP Group Ltd.	23,107	560,648
BlueScope Steel Ltd.	2,047	27,417
Brambles Ltd.	6,164	77,871
CAR Group Ltd.	1,639	32,666
Cochlear Ltd.	312	51,420
Coles Group Ltd.	6,302	77,141
Commonwealth Bank of Australia	7,626	725,186
Computershare Ltd.	2,515	61,992
CSL Ltd.	2,200	346,256
Fortescue Ltd.	7,743	74,945
Goodman Group	9,180	164,750
Insurance Australia Group Ltd.	11,138	54,181
Macquarie Group Ltd.	1,639	203,968
Medibank Pvt. Ltd.	11,857	33,138
National Australia Bank Ltd.	13,960	300,261
Northern Star Resources Ltd.	5,412	62,483
Origin Energy Ltd.	8,055	53,303
Pro Medicus Ltd.	255	32,277
Qantas Airways Ltd.	3,289	18,751
QBE Insurance Group Ltd.	7,094	98,019
REA Group Ltd.	262	36,351
Reece Ltd.	1,201	11,917
Rio Tinto Ltd.	1,718	124,658
Santos Ltd.	15,512	65,002
Scentre Group	24,536	51,913
SGH Ltd.	875	27,467
Sonic Healthcare Ltd.	2,111	34,276
South32 Ltd.	15,452	31,129
South32 Ltd.	5,653	11,410
Stockland	11,251	34,716
Suncorp Group Ltd.	5,074	61,455
Telstra Group Ltd.	18,715	49,441
The GPT Group	9,446	25,909
The Lottery Corp. Ltd.	9,935	29,726
Transurban Group	14,277	120,251
Treasury Wine Estates Ltd.	3,956	24,255
Vicinity Ltd.	18,933	26,216
Washington H. Soul Pattinson & Co., Ltd.	1,031	22,464
Wesfarmers Ltd.	5,265	238,683
Westpac Banking Corp.	15,582	310,510
WiseTech Global Ltd.	777	40,068
Woodside Energy Group Ltd.	8,886	129,095
Woolworths Group Ltd.	5,612	104,200
		5,091,523
Austria — 0.2%
Erste Group Bank AG	1,380	95,456
OMV AG	740	38,107
Verbund AG	306	21,656
		155,219
	Number of Shares	Value†

Belgium — 0.8%
Ageas S.A./N.V.	708	$42,440
Anheuser-Busch InBev S.A./N.V.	4,075	250,537
D'ieteren Group	111	19,121
Groupe Bruxelles Lambert N.V.	362	27,012
KBC Group N.V.	1,073	97,797
Lotus Bakeries N.V.	2	17,780
Sofina S.A.	66	16,902
Syensqo S.A.	376	25,659
UCB S.A.	568	100,005
		597,253
Chile — 0.0%
Antofagasta PLC	1,852	40,321
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	19,656
Denmark — 2.4%
A.P. Moller - Maersk A/S, Class A	15	25,695
A.P. Moller - Maersk A/S, Class B	19	33,068
Carlsberg A/S, Class B	463	58,605
Coloplast A/S, Class B	604	63,350
Danske Bank A/S	3,095	101,304
Demant A/S*	454	15,257
DSV A/S	950	183,712
Genmab A/S*	291	56,693
Novo Nordisk A/S, Class B	14,693	1,004,683
Novonesis (Novozymes), Class B	1,659	96,598
Orsted A/S@,*	758	33,103
Pandora A/S	385	59,006
ROCKWOOL A/S, Class B	40	16,580
Tryg A/S	1,594	37,919
Vestas Wind Systems A/S*	4,488	62,089
Zealand Pharma A/S*	309	23,204
		1,870,866
Finland — 1.0%
Elisa OYJ	610	29,735
Fortum OYJ	2,232	36,550
Kesko OYJ, Class B	1,229	25,121
Kone OYJ, Class B	1,608	88,723
Metso OYJ	3,076	31,893
Neste OYJ	2,000	18,499
Nokia OYJ	24,419	128,610
Nordea Bank Abp	14,266	181,962
Orion OYJ, Class B	462	27,441
Sampo OYJ, Class A	10,845	103,930
Stora Enso OYJ, Class R	2,992	28,353
UPM-Kymmene OYJ	2,537	68,063
Wartsila OYJ Abp	2,189	39,059
		807,939
France — 11.1%
Accor S.A.	883	40,269
Aeroports de Paris S.A.	143	14,558
Air Liquide S.A.	2,633	500,126
Airbus S.E.	2,705	476,312

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
France — (continued)
Alstom S.A.*	1,401	$31,033
Amundi S.A.@	290	22,720
Arkema S.A.	274	20,980
AXA S.A.	8,050	343,942
BioMerieux	219	27,070
BNP Paribas S.A.	4,627	386,722
Bollore S.E.	3,186	18,665
Bouygues S.A.	887	34,966
Bureau Veritas S.A.	1,519	46,087
Capgemini S.E.	727	109,238
Carrefour S.A.	2,661	38,057
Cie de Saint-Gobain S.A.	2,034	202,621
Cie Generale des Etablissements Michelin SCA	3,095	108,779
Covivio SA	233	13,042
Credit Agricole S.A.	5,056	92,055
Danone S.A.	2,925	223,719
Dassault Aviation S.A.	89	29,346
Dassault Systemes S.E.	3,071	116,921
Edenred SE	1,186	38,541
Eiffage S.A.	339	39,469
Engie S.A.	8,456	164,772
EssilorLuxottica S.A.	1,352	389,604
Eurazeo S.E.	181	13,404
FDJ UNITED@	465	14,632
Gecina S.A.	205	19,236
Getlink S.E.	1,352	23,350
Hermes International SCA	144	378,881
Ipsen S.A.	156	17,968
Kering S.A.	339	70,526
Klepierre S.A.	1,098	36,752
Legrand S.A.	1,226	129,838
L'Oreal S.A.	1,094	406,632
LVMH Moet Hennessy Louis Vuitton S.E.	1,255	777,195
Orange S.A.	8,355	108,232
Pernod Ricard S.A.	949	93,754
Publicis Groupe S.A.	1,052	99,255
Renault S.A.	899	45,540
Rexel S.A.	1,004	27,059
Safran S.A.	1,638	431,258
Sanofi SA	5,178	573,318
Sartorius Stedim Biotech	129	25,557
Schneider Electric S.E.	2,491	575,036
Societe Generale S.A.	3,247	146,485
Sodexo S.A.	410	26,334
Teleperformance SE	259	26,043
Thales S.A.	416	110,582
TotalEnergies S.E.	9,830	633,376
Unibail-Rodamco-Westfield	1,213	5,057
Unibail-Rodamco-Westfield	477	40,216
Veolia Environnement S.A.	3,317	114,078
Vinci S.A.	2,245	283,005
		8,782,213
	Number of Shares	Value†

Germany — 9.6%
adidas AG	773	$182,320
Allianz S.E.	1,760	673,569
BASF S.E.	4,044	202,721
Bayer AG	4,487	107,562
Bayerische Motoren Werke AG	1,342	108,215
Beiersdorf AG	476	61,492
Brenntag S.E.	533	34,548
Commerzbank AG	4,325	98,978
Continental AG	505	35,612
Covestro AG*	879	56,457
CTS Eventim AG & Co., KGaA	278	27,890
Daimler Truck Holding AG	2,125	86,083
Delivery Hero S.E.@,*	873	20,932
Deutsche Bank AG	8,376	199,660
Deutsche Boerse AG	872	257,292
Deutsche Lufthansa AG	2,966	21,611
Deutsche Post AG	4,344	186,502
Deutsche Telekom AG	15,898	586,954
E.ON S.E.	10,391	156,849
Evonik Industries AG	1,156	25,061
Fresenius Medical Care AG	920	45,779
Fresenius S.E. & Co., KGaA*	1,998	85,302
GEA Group AG	701	42,613
Hannover Rueck S.E.	285	84,946
Heidelberg Materials AG	619	106,702
Henkel AG & Co., KGaA	470	33,862
Infineon Technologies AG	5,916	197,209
Knorr-Bremse AG	365	33,217
LEG Immobilien S.E.	364	25,730
Mercedes-Benz Group AG	3,270	193,165
Merck KGaA	577	79,401
MTU Aero Engines AG	252	87,563
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	608	384,086
Nemetschek S.E.	277	32,292
Puma S.E.	455	11,098
Rational AG	23	19,163
Rheinmetall AG	198	283,323
RWE AG	2,833	101,151
SAP S.E.	4,765	1,276,780
Scout24 S.E.@	329	34,454
Siemens AG	3,465	800,229
Siemens Energy AG*	2,979	176,601
Siemens Healthineers AG@	1,350	72,833
Symrise AG	627	65,004
Talanx AG	287	30,186
Vonovia S.E.	3,314	89,181
Zalando S.E.@,*	991	34,373
		7,556,551
Hong Kong — 2.1%
AIA Group Ltd.	49,000	370,924
BOC Hong Kong Holdings Ltd.	17,500	70,856
CK Asset Holdings Ltd.	9,034	36,551
CK Hutchison Holdings Ltd.	12,628	71,183

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hong Kong — (continued)
CK Infrastructure Holdings Ltd.	2,500	$14,969
CLP Holdings Ltd.	7,500	61,056
Futu Holdings Ltd., ADR	200	20,470
Galaxy Entertainment Group Ltd.	10,000	39,080
Hang Seng Bank Ltd.	3,600	49,028
Henderson Land Development Co., Ltd.	5,891	16,944
HKT Trust & HKT Ltd.	16,240	21,695
Hong Kong & China Gas Co., Ltd.	50,112	43,125
Hong Kong Exchanges & Clearing Ltd.	5,484	243,951
Hongkong Land Holdings Ltd.	4,800	20,736
Jardine Matheson Holdings Ltd.	700	29,563
Link REIT	11,762	55,119
MTR Corp. Ltd.	7,896	25,868
Power Assets Holdings Ltd.	6,000	35,931
Prudential PLC	12,482	134,694
Sino Land Co., Ltd.	17,633	17,651
SITC International Holdings Co., Ltd.	6,000	16,308
Sun Hung Kai Properties Ltd.	6,661	63,464
Swire Pacific Ltd., Class A	2,000	17,632
Techtronic Industries Co., Ltd.	6,500	77,898
The Wharf Holdings Ltd.	6,000	14,249
WH Group Ltd.@	36,872	33,856
Wharf Real Estate Investment Co., Ltd.	7,000	16,997
		1,619,798
Ireland — 0.8%
AerCap Holdings N.V.	900	91,953
AIB Group PLC	9,304	60,096
Bank of Ireland Group PLC	4,429	52,330
DCC PLC	489	32,681
Experian PLC	4,160	192,755
James Hardie Industries PLC*	1,964	46,869
Kerry Group PLC, Class A	695	72,777
Kingspan Group PLC	741	59,857
		609,318
Israel — 0.9%
Azrieli Group Ltd.	175	11,812
Bank Hapoalim BM	5,923	80,322
Bank Leumi Le-Israel BM	6,726	90,576
Check Point Software Technologies Ltd.*	412	93,903
CyberArk Software Ltd.*	200	67,600
Elbit Systems Ltd.	117	44,869
Global-e Online Ltd.*	500	17,825
ICL Group Ltd.	3,227	18,327
Israel Discount Bank Ltd., Class A	5,639	39,282
Mizrahi Tefahot Bank Ltd.	681	30,627
Monday.com Ltd.*	200	48,632
Nice Ltd.*	300	46,308
Nova Ltd.*	145	26,920
Teva Pharmaceutical Industries Ltd.*	5,264	81,046
Wix.com Ltd.*	251	41,008
		739,057
	Number of Shares	Value†

Italy — 2.9%
Amplifon SpA	601	$12,201
Banco BPM SpA	5,787	58,889
BPER Banca SpA	4,393	34,484
Davide Campari-Milano N.V.	2,775	16,311
DiaSorin SpA	89	8,839
Enel SpA	36,911	299,219
Eni SpA	9,623	148,834
Ferrari N.V.	572	244,279
FinecoBank Banca Fineco SpA	2,745	54,369
Generali	4,377	153,760
Infrastrutture Wireless Italiane SpA@	1,623	17,181
Intesa Sanpaolo SpA	68,779	354,464
Leonardo SpA	1,897	92,382
Mediobanca Banca di Credito Finanziario SpA	2,359	44,249
Moncler SpA	1,078	66,402
Nexi SpA@,*	2,092	11,158
Poste Italiane SpA@	2,082	37,144
Prysmian SpA	1,250	68,809
Recordati Industria Chimica e Farmaceutica SpA	515	29,184
Snam SpA	9,464	49,069
Telecom Italia SpA*	39,057	13,193
Terna - Rete Elettrica Nazionale	6,495	58,697
UniCredit SpA	6,346	356,215
Unipol Assicurazioni SpA	1,704	27,277
		2,256,609
Japan — 21.5%
Advantest Corp.	3,500	156,018
Aeon Co., Ltd.	3,100	77,748
AGC, Inc.	900	27,398
Aisin Corp.	2,100	22,938
Ajinomoto Co., Inc.	4,000	79,191
ANA Holdings, Inc.	800	14,767
Asahi Group Holdings Ltd.	6,400	81,770
Asahi Kasei Corp.	5,900	41,363
Asics Corp.	2,900	61,502
Astellas Pharma, Inc.	8,100	78,849
Bandai Namco Holdings, Inc.	2,800	93,933
Bridgestone Corp.	2,600	104,449
Canon, Inc.	4,300	134,088
Capcom Co., Ltd.	1,600	39,490
Central Japan Railway Co.	3,700	70,574
Chubu Electric Power Co., Inc.	3,000	32,527
Chugai Pharmaceutical Co., Ltd.	3,000	137,435
Concordia Financial Group Ltd.	5,200	34,523
Dai Nippon Printing Co., Ltd.	1,800	25,627
Daifuku Co., Ltd.	1,500	36,872
Dai-ichi Life Holdings, Inc.	16,400	125,223
Daiichi Sankyo Co., Ltd.	7,900	188,130
Daikin Industries Ltd.	1,200	130,222
Daito Trust Construction Co., Ltd.	300	30,697
Daiwa House Industry Co., Ltd.	2,600	85,994
Daiwa Securities Group, Inc.	6,200	41,746

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Denso Corp.	8,800	$109,178
Dentsu Group, Inc.	900	19,876
Disco Corp.	400	81,689
East Japan Railway Co.	4,300	84,755
Eisai Co., Ltd.	1,200	33,405
ENEOS Holdings, Inc.	12,490	65,872
FANUC Corp.	4,400	119,881
Fast Retailing Co., Ltd.	900	267,922
Fuji Electric Co., Ltd.	600	25,650
FUJIFILM Holdings Corp.	5,100	97,711
Fujikura Ltd.	1,100	40,738
Fujitsu Ltd.	7,900	157,217
Hankyu Hanshin Holdings, Inc.	1,000	26,907
Hikari Tsushin, Inc.	100	25,809
Hitachi Ltd.	21,100	495,415
Honda Motor Co., Ltd.	20,300	183,706
Hoshizaki Corp.	500	19,354
Hoya Corp.	1,600	180,574
Hulic Co., Ltd.	1,700	16,319
Idemitsu Kosan Co., Ltd.	4,280	30,274
Inpex Corp.	4,000	55,483
Isuzu Motors Ltd.	2,500	33,994
ITOCHU Corp.	5,400	250,684
Japan Airlines Co., Ltd.	800	13,703
Japan Exchange Group, Inc.	4,600	47,338
Japan Post Bank Co., Ltd.	8,500	86,305
Japan Post Holdings Co., Ltd.	9,100	91,250
Japan Post Insurance Co., Ltd.	800	16,304
Japan Tobacco, Inc.	5,600	153,922
JFE Holdings, Inc.	2,700	33,147
Kajima Corp.	1,800	36,820
Kao Corp.	2,200	95,231
Kawasaki Kisen Kaisha Ltd.	1,800	24,466
KDDI Corp.	14,200	224,298
Keyence Corp.	884	347,598
Kikkoman Corp.	3,000	28,940
Kirin Holdings Co., Ltd.	3,600	49,882
Kobe Bussan Co., Ltd.	800	18,626
Komatsu Ltd.	4,100	120,061
Konami Group Corp.	400	47,233
Kubota Corp.	4,300	53,137
Kyocera Corp.	5,700	64,382
Kyowa Kirin Co., Ltd.	1,300	18,976
Lasertec Corp.	400	34,380
LY Corp.	13,800	46,729
M3, Inc.*	1,900	21,705
Makita Corp.	1,000	33,133
Marubeni Corp.	6,500	104,272
MatsukiyoCocokara & Co.	1,400	21,902
MEIJI Holdings Co., Ltd.	1,200	26,002
MINEBEA MITSUMI, Inc.	1,600	23,386
Mitsubishi Chemical Group Corp.	6,600	32,614
Mitsubishi Corp.	15,500	273,649
Mitsubishi Electric Corp.	8,600	158,604
Mitsubishi Estate Co., Ltd.	5,000	81,730
	Number of Shares	Value†

Japan — (continued)
Mitsubishi HC Capital, Inc.	3,900	$26,428
Mitsubishi Heavy Industries Ltd.	14,500	249,017
Mitsubishi UFJ Financial Group, Inc.	52,200	711,685
Mitsui & Co., Ltd.	11,400	214,927
Mitsui Fudosan Co., Ltd.	12,300	110,147
Mitsui OSK Lines Ltd.	1,600	55,708
Mizuho Financial Group, Inc.	10,908	299,356
MonotaRO Co., Ltd.	1,100	20,549
MS&AD Insurance Group Holdings, Inc.	5,770	125,485
Murata Manufacturing Co., Ltd.	7,500	115,687
NEC Corp.	5,500	117,154
Nexon Co., Ltd.	1,700	23,284
NIDEC Corp.	4,000	67,129
Nintendo Co., Ltd.	5,016	340,976
Nippon Building Fund, Inc.	34	28,879
Nippon Paint Holdings Co., Ltd.	4,200	31,540
Nippon Sanso Holdings Corp.	800	24,268
Nippon Steel Corp.	4,317	92,388
Nippon Telegraph & Telephone Corp.	139,200	134,533
Nippon Yusen K.K.	2,000	66,096
Nissan Motor Co., Ltd.*	10,800	27,698
Nissin Foods Holdings Co., Ltd.	900	18,369
Nitori Holdings Co., Ltd.	400	39,136
Nitto Denko Corp.	3,200	59,189
Nomura Holdings, Inc.	13,400	82,570
Nomura Research Institute Ltd.	1,830	59,571
NTT Data Group Corp.	3,000	54,345
Obayashi Corp.	3,200	42,689
Obic Co., Ltd.	1,495	43,105
Olympus Corp.	5,000	65,454
Omron Corp.	800	22,589
Ono Pharmaceutical Co., Ltd.	1,600	17,214
Oracle Corp. Japan	200	21,047
Oriental Land Co., Ltd.	5,000	98,604
ORIX Corp.	5,200	108,570
Osaka Gas Co., Ltd.	1,700	38,466
Otsuka Corp.	1,000	21,651
Otsuka Holdings Co., Ltd.	2,000	104,220
Pan Pacific International Holdings Corp.	1,800	49,443
Panasonic Holdings Corp.	10,600	126,453
Rakuten Group, Inc.*	7,000	40,159
Recruit Holdings Co., Ltd.	6,400	331,592
Renesas Electronics Corp.	7,800	104,619
Resona Holdings, Inc.	9,300	81,206
Ricoh Co., Ltd.	2,300	24,330
SBI Holdings, Inc.	1,210	32,674
SCREEN Holdings Co., Ltd.	400	26,097
SCSK Corp.	700	17,309
Secom Co., Ltd.	2,000	68,118
Seiko Epson Corp.	1,300	20,827
Sekisui Chemical Co., Ltd.	1,900	32,406
Sekisui House Ltd.	2,800	62,670
Seven & i Holdings Co., Ltd.	10,000	144,809
SG Holdings Co., Ltd.	1,700	16,954
Shimadzu Corp.	1,200	29,974

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Shimano, Inc.	300	$42,124
Shin-Etsu Chemical Co., Ltd.	8,100	231,135
Shionogi & Co., Ltd.	3,600	54,341
Shiseido Co., Ltd.	1,900	36,033
SMC Corp.	264	94,471
SoftBank Corp.	131,900	183,997
SoftBank Group Corp.	4,300	219,945
Sompo Holdings, Inc.	4,075	124,089
Sony Group Corp.	28,000	708,484
Subaru Corp.	2,600	46,564
Sumitomo Corp.	5,000	114,089
Sumitomo Electric Industries Ltd.	3,400	56,746
Sumitomo Metal Mining Co., Ltd.	1,100	24,045
Sumitomo Mitsui Financial Group, Inc.	17,000	437,148
Sumitomo Mitsui Trust Group, Inc.	3,086	77,679
Sumitomo Realty & Development Co., Ltd.	1,300	48,846
Suntory Beverage & Food Ltd.	600	19,795
Suzuki Motor Corp.	7,000	85,926
Sysmex Corp.	2,300	43,907
T&D Holdings, Inc.	2,300	49,227
Taisei Corp.	800	35,609
Takeda Pharmaceutical Co., Ltd.	7,195	213,251
TDK Corp.	9,000	94,312
Terumo Corp.	6,000	112,896
The Chiba Bank Ltd.	2,500	23,664
The Kansai Electric Power Co., Inc.	4,600	54,593
TIS, Inc.	1,100	30,440
Toho Co., Ltd.	500	24,845
Tokio Marine Holdings, Inc.	8,100	315,113
Tokyo Electron Ltd.	2,000	274,265
Tokyo Gas Co., Ltd.	1,500	47,716
Tokyo Metro Co., Ltd.	1,500	18,228
Tokyu Corp.	2,300	25,894
TOPPAN Holdings, Inc.	1,200	32,805
Toray Industries, Inc.	6,300	43,054
Toyota Industries Corp.	700	59,869
Toyota Motor Corp.	43,240	764,367
Toyota Tsusho Corp.	3,000	50,544
Trend Micro, Inc.	600	40,505
Unicharm Corp.	5,100	40,620
West Japan Railway Co.	2,000	39,015
Yakult Honsha Co., Ltd.	1,100	20,931
Yamaha Motor Co., Ltd.	4,100	32,826
Yaskawa Electric Corp.	1,000	25,058
Yokogawa Electric Corp.	1,100	21,468
Zensho Holdings Co., Ltd.	500	26,962
ZOZO, Inc.	1,800	17,240
		16,979,256
Luxembourg — 0.2%
ArcelorMittal S.A.	2,195	63,406
CVC Capital Partners PLC, 144A@,*	917	18,192
Eurofins Scientific S.E.	629	33,553
	Number of Shares	Value†

Luxembourg — (continued)
Tenaris S.A.	1,817	$35,556
		150,707
Macao — 0.0%
Sands China Ltd.*	11,200	22,468
Netherlands — 4.6%
ABN AMRO Bank N.V.@	2,159	45,493
Adyen N.V.@,*	101	154,812
Aegon Ltd.	5,731	37,640
Akzo Nobel N.V.	808	49,761
Argenx S.E.*	276	162,867
ASM International N.V.	217	98,885
ASML Holding N.V.	1,797	1,189,207
ASR Nederland N.V.	723	41,564
BE Semiconductor Industries N.V.	365	38,145
Euronext N.V.@	347	50,361
EXOR N.V.	476	43,227
Ferrovial S.E.	2,197	98,267
Heineken Holding N.V.	604	43,714
Heineken N.V.	1,320	107,633
IMCD N.V.	268	35,666
ING Groep N.V.	14,285	279,862
JDE Peet's N.V.	914	19,983
Koninklijke Ahold Delhaize N.V.	4,153	155,136
Koninklijke KPN N.V.	17,680	74,887
Koninklijke Philips N.V.*	3,576	91,038
NN Group N.V.	1,267	70,503
Prosus N.V.*	6,210	288,511
QIAGEN N.V.*	1,009	40,085
Randstad N.V.	473	19,661
Stellantis N.V.	4,149	46,548
Stellantis N.V.	4,980	55,856
Universal Music Group N.V.	3,690	101,892
Wolters Kluwer N.V.	1,114	173,446
		3,614,650
New Zealand — 0.3%
Auckland International Airport Ltd.	6,813	31,602
Contact Energy Ltd.	4,145	21,583
Fisher & Paykel Healthcare Corp. Ltd.	2,748	52,444
Infratil Ltd.	4,067	23,968
Meridian Energy Ltd.	6,517	20,720
Xero Ltd.*	684	66,857
		217,174
Norway — 0.6%
Aker BP ASA	1,469	34,829
DNB Bank ASA	4,010	105,514
Equinor ASA	3,937	103,971
Gjensidige Forsikring ASA	851	19,559
Kongsberg Gruppen ASA	400	58,646
Mowi ASA	2,135	39,577
Norsk Hydro ASA	6,136	35,472
Orkla ASA	3,112	34,128
Salmar ASA	343	16,490
Telenor ASA	2,902	41,467

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Norway — (continued)
Yara International ASA	710	$21,417
		511,070
Poland — 0.0%
InPost S.A.*	851	12,490
Portugal — 0.1%
EDP S.A.	14,878	50,064
Galp Energia SGPS S.A.	1,785	31,273
Jeronimo Martins SGPS S.A.	1,244	26,365
		107,702
Singapore — 1.7%
CapitaLand Ascendas REIT	17,290	34,162
CapitaLand Integrated Commercial Trust	26,083	40,532
CapitaLand Investment Ltd.	10,407	21,048
DBS Group Holdings Ltd.	9,032	310,171
Genting Singapore Ltd.	26,600	14,760
Grab Holdings Ltd., Class A*	11,300	51,189
Keppel Ltd.	6,500	33,156
Oversea-Chinese Banking Corp. Ltd.	15,291	195,970
Sea Ltd., ADR*	1,700	221,833
Sembcorp Industries Ltd.	4,800	22,464
Singapore Airlines Ltd.	6,900	34,759
Singapore Exchange Ltd.	4,300	42,570
Singapore Technologies Engineering Ltd.	7,600	38,168
Singapore Telecommunications Ltd.	34,800	88,265
United Overseas Bank Ltd.	5,937	167,522
Wilmar International Ltd.	10,300	25,540
		1,342,109
Spain — 3.0%
Acciona S.A.	104	13,612
ACS Actividades de Construccion y Servicios S.A.	843	48,248
Aena SME S.A.@	357	83,753
Amadeus IT Group S.A.	2,099	160,748
Banco Bilbao Vizcaya Argentaria S.A.	26,200	357,567
Banco de Sabadell S.A.	24,821	69,689
Banco Santander S.A.	68,955	464,544
CaixaBank S.A.	17,774	138,455
Cellnex Telecom S.A.@	2,417	85,921
EDP Renovaveis S.A.	1,384	11,531
Endesa S.A.	1,591	42,148
Grifols S.A.*	1,529	13,612
Iberdrola S.A.	26,497	427,876
Industria de Diseno Textil S.A.	4,944	246,171
Redeia Corp. S.A.	1,818	36,489
Repsol S.A.	5,375	71,367
Telefonica S.A.	18,084	85,237
		2,356,968
Sweden — 3.7%
AddTech AB, Class B	1,259	36,873
Alfa Laval AB	1,369	58,696
	Number of Shares	Value†

Sweden — (continued)
Assa Abloy AB, Class B	4,643	$139,389
Atlas Copco AB, Class A	12,408	198,198
Atlas Copco AB, Class B	7,161	100,699
Beijer Ref AB	1,927	27,108
Boliden AB	1,270	41,672
Epiroc AB, Class A	3,131	63,041
Epiroc AB, Class B	1,799	31,686
EQT AB	1,770	53,973
Essity AB, Class B	2,876	81,711
Evolution AB@	701	52,231
Fastighets AB Balder, Class B*	2,900	18,147
H & M Hennes & Mauritz AB, Class B	2,667	35,178
Hexagon AB, Class B	9,482	101,360
Holmen AB, Class B	347	13,741
Industrivarden AB, Class A	513	18,849
Industrivarden AB, Class C	681	25,018
Indutrade AB	1,349	37,383
Investment AB Latour, Class B	649	17,666
Investor AB, Class B	8,002	238,652
L E Lundbergforetagen AB, Class B	336	16,836
Lifco AB, Class B	1,067	37,851
Nibe Industrier AB, Class B	6,781	25,792
Saab AB, Class B	1,476	58,035
Sagax AB, Class B	919	19,281
Sandvik AB	4,872	102,465
Securitas AB, Class B	2,142	30,311
Skandinaviska Enskilda Banken AB, Class A	7,264	119,502
Skanska AB, Class B	1,493	32,952
SKF AB, Class B	1,500	30,388
Spotify Technology S.A.*	720	396,022
Svenska Cellulosa AB SCA, Class B	2,833	37,379
Svenska Handelsbanken AB, Class A	6,858	77,506
Swedbank AB, Class A	4,021	91,576
Swedish Orphan Biovitrum AB*	878	25,160
Tele2 AB, Class B	2,749	37,071
Telefonaktiebolaget LM Ericsson, Class B	12,960	100,839
Telia Co., AB	10,628	38,370
Trelleborg AB, Class B	941	34,997
Volvo AB, Class A	635	18,582
Volvo AB, Class B	6,560	192,460
		2,914,646
Switzerland — 10.4%
ABB Ltd.	7,192	371,093
Alcon AG	2,261	214,535
Avolta AG	393	17,215
Baloise Holding AG	205	43,024
Banque Cantonale Vaudoise	130	14,206
Barry Callebaut AG	18	23,840
BKW AG	82	14,342
Chocoladefabriken Lindt & Spruengli AG	1	131,226
Cie Financiere Richemont S.A., Class A	2,446	426,988

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Coca-Cola HBC AG*	1,015	$45,969
DSM-Firmenich AG	831	82,268
EMS-Chemie Holding AG	37	25,209
Galderma Group AG*	407	43,046
Geberit AG	150	93,973
Givaudan S.A.	43	184,598
Glencore PLC*	48,080	175,979
Helvetia Holding AG	168	34,845
Holcim AG*	2,412	259,563
Julius Baer Group Ltd.	975	67,583
Kuehne + Nagel International AG	225	51,959
Logitech International S.A.	720	61,009
Lonza Group AG	334	206,335
Nestle S.A.	11,954	1,208,031
Novartis AG	8,989	998,406
Partners Group Holding AG	106	150,859
Roche Holding AG	3,205	1,054,854
Roche Holding AG	147	51,025
Sandoz Group AG	1,945	81,562
Schindler Holding AG	105	31,821
Schindler Holding AG, Participation Certificates	187	58,608
SGS S.A.	689	68,651
SIG Group AG*	1,356	25,072
Sika AG	689	167,830
Sonova Holding AG	242	70,659
STMicroelectronics N.V.	3,113	68,261
Straumann Holding AG	535	64,769
Swiss Life Holding AG	135	123,162
Swiss Prime Site AG	343	42,092
Swiss Re AG	1,366	232,464
Swisscom AG	122	70,303
Temenos AG	233	18,091
The Swatch Group AG	128	22,073
UBS Group AG	14,970	459,798
VAT Group AG@	129	46,500
Zurich Insurance Group AG	666	464,873
		8,168,569
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 14.3%
3i Group PLC	4,407	207,220
Admiral Group PLC	1,200	44,304
Anglo American PLC	5,741	160,911
Ashtead Group PLC	2,048	110,729
Associated British Foods PLC	1,605	39,790
AstraZeneca PLC	7,073	1,038,634
Auto Trader Group PLC@	4,238	40,980
Aviva PLC	12,200	87,927
BAE Systems PLC	13,663	275,890
Barclays PLC	65,377	245,820
Barratt Redrow PLC	6,676	36,724
BP PLC	73,319	411,426
British American Tobacco PLC	9,034	370,614
	Number of Shares	Value†

United Kingdom — (continued)
BT Group PLC	30,025	$64,402
Bunzl PLC	1,605	61,739
Centrica PLC	22,139	42,867
Coca-Cola Europacific Partners PLC	934	81,358
Compass Group PLC	7,700	254,688
Croda International PLC	617	23,441
Diageo PLC	10,095	263,809
Entain PLC	2,847	21,510
GSK PLC	18,842	360,075
Haleon PLC	40,302	203,533
Halma PLC	1,790	60,057
Hikma Pharmaceuticals PLC	864	21,826
HSBC Holdings PLC	81,506	923,992
Imperial Brands PLC	3,682	136,241
Informa PLC	6,041	60,573
InterContinental Hotels Group PLC	736	79,245
Intertek Group PLC	758	49,288
J. Sainsbury PLC	8,379	25,540
JD Sports Fashion PLC	12,768	11,290
Kingfisher PLC	8,065	26,566
Land Securities Group PLC	3,485	24,839
Legal & General Group PLC	26,862	84,713
Lloyds Banking Group PLC	274,814	257,753
London Stock Exchange Group PLC	2,172	322,601
M&G PLC	11,743	30,249
Marks & Spencer Group PLC	9,274	42,817
Melrose Industries PLC	6,267	38,685
Mondi PLC	2,044	30,491
National Grid PLC	22,199	289,569
NatWest Group PLC	34,620	204,410
Next PLC	521	75,063
Pearson PLC	2,792	44,168
Phoenix Group Holdings PLC	3,684	27,347
Reckitt Benckiser Group PLC	3,105	209,962
RELX PLC	5,024	252,359
RELX PLC	3,434	172,597
Rentokil Initial PLC	12,039	54,635
Rio Tinto PLC	5,121	307,312
Rolls-Royce Holdings PLC*	38,675	375,897
Schroders PLC	4,151	18,794
Segro PLC	6,202	55,470
Severn Trent PLC	1,298	42,494
Shell PLC	27,798	1,011,856
Smith & Nephew PLC	3,655	51,399
Smiths Group PLC	1,575	39,521
Spirax Group PLC	347	27,973
SSE PLC	5,133	105,731
Standard Chartered PLC	9,268	137,531
Tesco PLC	31,618	136,030
The Sage Group PLC	4,825	75,754
Unilever PLC	5,472	326,498
Unilever PLC	5,819	346,707
United Utilities Group PLC	3,136	40,918
Vodafone Group PLC	90,840	85,355
Whitbread PLC	865	27,555

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Wise PLC, Class A*	2,843	$34,898
WPP PLC	4,993	37,942
		11,290,902
TOTAL COMMON STOCKS (Cost $50,660,307)		77,835,034

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	270	20,368
Dr. Ing. h.c. F. Porsche AG@	537	26,895
Henkel AG & Co., KGaA	805	64,052
Porsche Automobil Holding S.E.	711	26,775
Sartorius AG	123	28,674
Volkswagen AG	925	94,385
TOTAL PREFERRED STOCKS (Cost $341,959)		261,149

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,372,871)	1,372,871	1,372,871
TOTAL INVESTMENTS — 100.8% (Cost $52,375,137)		$79,469,054
Other Assets & Liabilities — (0.8)%		(594,387)
TOTAL NET ASSETS — 100.0%		$78,874,667

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $937,524, which represents 1.2% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.

Country Weightings as of 3/31/2025††
Japan	21%
United Kingdom	14
France	11
Switzerland	10
Germany	10
Australia	6
Netherlands	5
Other	23
Total	100%
††	% of total investments as of March 31, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$157,073
Aerospace & Defense	3.0	2,342,310
Agriculture	0.9	686,317
Airlines	0.1	103,591
Apparel	1.9	1,481,522
Auto Manufacturers	2.7	2,132,983
Auto Parts & Equipment	0.6	497,571
Banks	14.2	11,043,852
Beverages	1.5	1,157,375
Biotechnology	0.8	590,976
Building Materials	1.5	1,174,786
Chemicals	2.4	1,895,338
Commercial Services	2.7	2,066,192
Computers	1.1	828,145
Cosmetics & Personal Care	2.1	1,598,457
Distribution & Wholesale	1.6	1,216,090
Diversified Financial Services	1.9	1,514,629
Electric	2.8	2,151,924
Electrical Components & Equipment	1.0	745,612
Electronics	1.5	1,193,548
Energy-Alternate Sources	0.1	62,089
Engineering & Construction	1.2	946,777
Entertainment	0.6	492,496
Food	3.8	2,917,630
Food Service	0.4	281,022
Forest Products & Paper	0.1	112,295
Gas	0.2	173,527
Hand & Machine Tools	0.3	227,110
Healthcare Products	2.0	1,569,608
Healthcare Services	0.6	432,315
Holding Companies	0.0	29,563
Home Builders	0.3	217,794
Home Furnishings	1.1	873,454
Household Products & Wares	0.3	243,824
Insurance	6.2	4,823,331
Internet	1.7	1,314,482
Investment Companies	0.6	450,594
Iron & Steel	0.4	291,303
Leisure Time	0.3	235,698
Lodging	0.3	208,617
Machinery — Construction & Mining	1.8	1,428,783
Machinery — Diversified	1.7	1,325,339
Media	0.2	123,406
Metal Fabricate/Hardware	0.2	181,253
Mining	2.0	1,576,040

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Miscellaneous Manufacturing	1.3%	$1,035,076
Office & Business Equipment	0.2	179,245
Oil & Gas	3.7	2,881,945
Packaging and Containers	0.1	53,425
Pharmaceuticals	8.4	6,564,874
Pipelines	0.0	33,042
Private Equity	0.6	464,696
Real Estate	0.9	734,557
Real Estate Investment Trusts	0.8	656,808
Retail	2.3	1,763,796
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Semiconductors	2.9%	$2,269,598
Shipbuilding	0.1	78,302
Software	2.5	1,933,299
Telecommunications	3.1	2,412,638
Toys, Games & Hobbies	0.6	434,909
Transportation	1.3	1,024,693
Water	0.3	197,490
	100.0%	$77,835,034

Open forward foreign currency contracts held at March 31, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	Bank of Montreal	06/17/25	(250,000)	0.92078	$(272,705)	$(271,509)	$1,196	$—
Sell	Swiss Franc	HSBC Securities, Inc.	06/17/25	(195,000)	0.87658	(222,969)	(222,455)	513	—
	Total							$1,709	$—
Futures contracts held by the Fund at March 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	06/20/25	21	50	$2,416	$2,537,115	$—	$(88,681)
							$—	$(88,681)